INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS, NET
Schedule of intangible assets

	As of December 31,
	2023	2024
	RMB	RMB	US$
Finite-lived intangible asset:
Software	10,685,216	10,685,216	1,463,869
Less: Accumulated amortization	(5,403,527)	(6,351,102)	(870,098)
Total finite-lived intangible asset	5,281,689	4,334,114	593,771
Indefinite-lived intangible asset:
License*	43,091,503	43,091,503	5,903,512
Total infinite-lived intangible asset	43,091,503	43,091,503	5,903,512
Total intangible asset	48,373,192	47,425,617	6,497,283
*The Company acquired Fushun Insurance Brokerage Co., Ltd in 2019. The acquisition met the “substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets” criteria and is not considered a business combination in accordance with ASC 805.
Schedule of estimated aggregate amortization expenses for each of the five succeeding fiscal years

	As of December 31,
	2025	2026	2027	2028	2029 and thereafter
	RMB	RMB	RMB	RMB	RMB
Software	664,279	660,734	605,210	598,253	1,805,638

	US$	US$	US$	US$	US$
Software	91,006	90,520	82,913	81,960	247,372